Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Hazrachoudhury as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$29,101	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager Portfolio ($1,133 (in millions) assets managed) and VIP Asset Manager: Growth Portfolio ($227 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP Asset Manager Portfolio beneficially owned by Mr. Hazrachoudhury was none and the dollar range of shares of VIP Asset Manager: Growth Portfolio beneficially owned by Mr. Hazrachoudhury was none.

VINSCSC2B-18-02 1.869876.129	June 21, 2018

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Investor Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Hazrachoudhury as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$29,101	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager Portfolio ($1,133 (in millions) assets managed) and VIP Asset Manager: Growth Portfolio ($227 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP Asset Manager Portfolio beneficially owned by Mr. Hazrachoudhury was none, and the dollar range of shares of VIP Asset Manager: Growth Portfolio beneficially owned by Mr. Hazrachoudhury was none.

VINVB-18-02 1.869875.130	June 21, 2018